INCOME TAX - NOL expiration (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
INCOME TAX
2024	¥ 13,146,922	$ 1,813,043
2025	10,484,902	1,445,934
2026	19,617,124	2,705,325
2027	32,533,742	4,486,608
2028	57,811,664	7,972,593
Total	¥ 133,594,354	$ 18,423,503	¥ 94,600,000